Disposition Of Hotel Properties And Discontinued Operations	12 Months Ended
Dec. 31, 2016
Disposition Of Hotel Properties And Discontinued Operations [Abstract]
Disposition Of Hotel Properties And Discontinued Operations

NOTE 4: DISPOSITION OF HOTEL PROPERTIES AND DISCONTINUED OPERATIONS

As of December 31, 2016, the Company had seven hotels classified as held for sale. At the beginning of 2016, the Company had 16 hotels held for sale and during the year classified an additional 16 hotels as held for sale. Twenty-five of these hotels were sold during 2016. None of the hotels reclassified as held for sale since the Company’s adoption of ASU 2014-08 on October 1, 2014 represent a strategic shift that has (or will have) a major effect on the entity’s operations and financial results.  As a result, only hotels classified as held for sale prior to October 1, 2014 (excluding those subsequent reclassified as held for use),  none of which remain unsold at December 31, 2016, are included in discontinued operations with all other hotels, including those subsequently sold or classified as held for sale, reported in continuing operations.

In 2016,  2015, and 2014, the Company sold 25 hotels, 17 hotels, and 13 hotels, respectively, resulting in total gains of $24,256,  $7,759, and $2,749, respectively, of which $23,575,  $4,996, and $0, respectively, was included in continuing operations.

Included in these 2015 sales were two hotels in Alexandria, Virginia that were sold on July 13, 2015 for a combined gross sales price of $19,000.  These hotels represent a significant disposition, and as such, their operating results are disclosed.  The Alexandria Comfort Inn and Days Inn hotels had combined net earnings (loss) of ($665) and $761 for the years ended December 31, 2015 and 2014, respectively. Net earnings for the year ended December 31, 2015 includes impairment expense of $1,020 which was recognized following the hotels classification as held for sale. Earnings attributable to noncontrolling interest related to these properties for the years ended December 31, 2015 and 2014 were $3 and $1, respectively.

The Company allocates interest expense to discontinued operations for debt that is to be assumed or that is required to be repaid as a result of the disposal transaction. The following table sets forth the components of discontinued operations for the years ended December 31, 2016, 2015 and 2014:

	Year ended December 31,
	2016	2015	2014

Revenue	$6	$2,923	$13,579
Hotel and property operations expense	(4)	(1,946)	(10,410)
Depreciation and amortization expense	-	-	(112)
General and administrative expense	-	-	-
Net gain on dispositions of assets	681	2,997	2,751
Interest expense	(5)	(223)	(1,140)
Loss on extinguishment of debt	-	-	(120)
Impairment recovery (loss)	-	121	(1,652)
	$678	$3,872	$2,896

Capital expenditures	$-	$90	$338